Unaudited Interim Consolidated Statements of Operations $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares
Revenue
Total revenue	$ 343,578	$ 366,143	$ 820,803	$ 860,357
Expenses
Expenses	120,187	120,262	240,300	241,384
Administrative expenses	13,524	13,563	26,642	26,147
Depreciation and amortization	69,813	64,781	140,860	133,430
Loss (gain) on foreign exchange	1,467	(1,272)	934	(1,071)
Costs and expenses, total	281,118	290,926	642,390	665,772
Operating income	62,460	75,217	178,413	194,585
Interest expense	45,840	38,429	88,461	73,929
Change in value of investments carried at fair value (note 6)	(121,394)	(15,033)	(115,576)	101,971
Interest, dividend, equity and other income (note 6)	(39,268)	(10,892)	(64,558)	(21,553)
Pension and other post-employment non-service costs (note 8)	3,747	520	5,040	328
Other losses (gains)	5,358	(386)	5,978	(1,614)
Acquisition-related costs, net	445	1,058	2,389	8,644
Loss (gain) on derivative financial instruments (note 20(b)(iv))	(409)	55	(213)	172
Nonoperating income (expense)	(105,681)	13,751	(78,479)	161,877
Earnings before income taxes	168,141	61,466	256,892	32,708
Income tax expense (note 15)
Current	4,974	2,498	9,949	5,384
Deferred	15,831	4,328	25,687	34,498
Income tax expense	20,805	6,826	35,636	39,882
Net earnings (loss)	147,336	54,640	221,256	(7,174)
Net effect of non-controlling interests	16,361	10,822	35,689	90,234
Net effect of non-controlling interests held by related party	(7,072)	0	(13,914)	0
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	156,625	65,462	243,031	83,060
Series A and D Preferred shares dividend (note 12)	2,109	2,014	4,215	4,070
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 154,516	$ 63,448	$ 238,816	$ 78,990
Basic net earnings per share (USD per share) | $ / shares	$ 0.31	$ 0.14	$ 0.49	$ 0.18
Diluted net earnings per share (USD per share) | $ / shares	$ 0.31	$ 0.14	$ 0.48	$ 0.17
Regulated electricity
Revenue
Total revenue	$ 175,995	$ 199,763	$ 381,056	$ 412,468
Expenses
Expenses	50,344	63,120	119,942	134,026
Regulated gas
Revenue
Total revenue	70,935	74,766	248,596	256,774
Expenses
Expenses	21,340	23,667	100,894	114,072
Regulated water
Revenue
Total revenue	32,697	33,522	59,483	61,114
Expenses
Expenses	1,785	2,282	3,239	4,330
Non-regulated energy
Revenue
Total revenue	59,777	53,047	123,234	120,888
Expenses
Expenses	2,658	4,523	9,579	13,454
Other revenue
Revenue
Total revenue	$ 4,174	$ 5,045	$ 8,434	$ 9,113